Commitments, Guarantees and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Contractual Commitments
	Less Than 1			After
Contractual Commitments	Year	2-3 Years	4-5 Years	5 Years	Total
	(in millions)
Fuel Purchase Contracts (a)	$2,387	$3,358	$2,189	$2,480	$10,414
Energy and Capacity Purchase Contracts	195	410	457	2,634	3,696
Construction Contracts for Capital Assets (b)	146	-	-	-	146
Total	$2,728	$3,768	$2,646	$5,114	$14,256

(a)	Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.
(b)	Represents only capital assets for which we have signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Appalachian Power Co [Member]
Contractual Commitments
	Less Than 1			After
Contractual Commitments - APCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$402,442	$569,302	$510,386	$737,128	$2,219,258
Energy and Capacity Purchase Contracts	32,450	66,966	70,658	548,381	718,455
Construction Contracts for Capital Assets (b)	17,604	-	-	-	17,604
Total	$452,496	$636,268	$581,044	$1,285,509	$2,955,317

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Pollution Control Bonds Supported by Bilateral Letters of Credit
		Bilateral		Maturity of
	Pollution	Letters		Bilateral Letters
Company	Control Bonds	of Credit		of Credit
	(in thousands)
APCo	$229,650	$232,293	(a)	March 2014 to March 2015
I&M	77,000	77,886		March 2015

(a)       In February 2014, $106 million of bilateral letters of credit maturing in March 2014 were extended to March 2017.

Indiana Michigan Power Co [Member]
Contractual Commitments
	Less Than 1			After
Contractual Commitments - I&M	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$456,669	$477,289	$251,669	$427,000	$1,612,627
Energy and Capacity Purchase Contracts	107,567	216,716	219,249	819,754	1,363,286
Construction Contracts for Capital Assets (b)	7,544	-	-	-	7,544
Total	$571,780	$694,005	$470,918	$1,246,754	$2,983,457

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit
Company	Amount	Maturity
(in thousands)
I&M	$150	March 2014
OPCo	3,081	June 2014
SWEPCo	4,448	March 2014

Pollution Control Bonds Supported by Bilateral Letters of Credit
		Bilateral		Maturity of
	Pollution	Letters		Bilateral Letters
Company	Control Bonds	of Credit		of Credit
	(in thousands)
APCo	$229,650	$232,293	(a)	March 2014 to March 2015
I&M	77,000	77,886		March 2015

Ohio Power Co [Member]
Contractual Commitments
	Less Than 1			After
Contractual Commitments - OPCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Energy and Capacity Purchase Contracts	$44,623	$92,369	$97,847	$868,305	$1,103,144
Construction Contracts for Capital Assets (b)	19,366	-	-	-	19,366
Total	$63,989	$92,369	$97,847	$868,305	$1,122,510

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit
Company	Amount	Maturity
(in thousands)
I&M	$150	March 2014
OPCo	3,081	June 2014
SWEPCo	4,448	March 2014

Public Service Co of Oklahoma [Member]
Contractual Commitments
	Less Than 1			After
Contractual Commitments - PSO	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$137,715	$160,540	$113,490	$173,880	$585,625
Energy and Capacity Purchase Contracts	70,252	149,977	170,418	475,431	866,078
Construction Contracts for Capital Assets (b)	8,082	-	-	-	8,082
Total	$216,049	$310,517	$283,908	$649,311	$1,459,785

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Southwestern Electric Power Co [Member]
Contractual Commitments
	Less Than 1			After
Contractual Commitments - SWEPCo	Year	2-3 Years	4-5 Years	5 Years	Total
	(in thousands)
Fuel Purchase Contracts (a)	$272,810	$470,596	$197,337	$302,382	$1,243,125
Energy and Capacity Purchase Contracts	19,455	45,911	61,833	248,035	375,234
Construction Contracts for Capital Assets (b)	4,911	-	-	-	4,911
Total	$297,176	$516,507	$259,170	$550,417	$1,623,270

(a)       Represents contractual commitments to purchase coal, natural gas, uranium and other consumables as fuel for electric generation along with related transportation of the fuel.

(b)       Represents only capital assets for which there are signed contracts. Actual payments are dependent upon and may vary significantly based upon the decision to build, regulatory approval schedules, timing and escalation of project costs.

Maximum Future Payments of Letters of Credit
Company	Amount	Maturity
(in thousands)
I&M	$150	March 2014
OPCo	3,081	June 2014
SWEPCo	4,448	March 2014